Schedule of trade and other payables (Details) - Forekast limited [member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade payables	$ 501,104	$ 411,066
Other payables	82,654	236,543
Advance from customers	177,737	144,588
Non-trade Payable	260,391	381,131
Total	$ 761,495	$ 792,197